Partnership Distributions	12 Months Ended
Dec. 31, 2018
Distributions Made to Members or Limited Partners [Abstract]
Partnership Distributions
4. PARTNERSHIP DISTRIBUTIONS

WGP partnership distributions. WGP’s partnership agreement requires WGP to distribute all of its available cash (as defined in its partnership agreement) to WGP unitholders of record on the applicable record date within 55 days of the end of each quarter. The Board of Directors declared the following cash distributions to WGP unitholders for the periods presented:

thousands except per-unit amounts Quarters Ended	Total Quarterly Distribution per Unit	Total Quarterly Cash Distribution	Date of Distribution
2016
March 31	$0.42375	$92,767	May 2016
June 30	0.43375	94,958	August 2016
September 30	0.44750	97,968	November 2016
December 31	0.46250	101,254	February 2017
2017
March 31	$0.49125	$107,549	May 2017
June 30	0.52750	115,487	August 2017
September 30	0.53750	117,677	November 2017
December 31	0.54875	120,140	February 2018
2018
March 31	$0.56875	$124,518	May 2018
June 30	0.58250	127,531	August 2018
September 30	0.59500	130,268	November 2018
December 31 (1)	0.60250	131,910	February 2019

(1)
The Board of Directors declared a cash distribution to WGP unitholders for the fourth quarter of 2018 of $0.60250 per unit, or $131.9 million in aggregate. The cash distribution is payable on February 21, 2019, to WGP unitholders of record at the close of business on February 1, 2019.

4. PARTNERSHIP DISTRIBUTIONS (CONTINUED)

WES partnership distributions. WES’s partnership agreement requires WES to distribute all of its available cash (as defined in WES’s partnership agreement) to WES unitholders of record on the applicable record date within 45 days of the end of each quarter. The Board of Directors of WES GP declared the following cash distributions to WES’s common and general partner unitholders for the periods presented:

thousands except per-unit amounts Quarters Ended	Total Quarterly Distribution per Unit	Total Quarterly Cash Distribution	Date of Distribution
2016
March 31	$0.815	$158,905	May 2016
June 30	0.830	162,827	August 2016
September 30	0.845	166,742	November 2016
December 31	0.860	170,657	February 2017
2017
March 31	$0.875	$188,753	May 2017
June 30	0.890	207,491	August 2017
September 30	0.905	212,038	November 2017
December 31	0.920	216,586	February 2018
2018
March 31	$0.935	$221,133	May 2018
June 30	0.950	225,691	August 2018
September 30	0.965	230,239	November 2018
December 31 (1)	0.980	234,787	February 2019

(1)
The Board of Directors of WES GP declared a cash distribution to WES unitholders for the fourth quarter of 2018 of $0.980 per unit, or $234.8 million in aggregate, including incentive distributions, but excluding distributions on WES Class C units (see WES Class C unit distributions below). The cash distribution was paid on February 13, 2019, to WES unitholders of record at the close of business on February 1, 2019.

WES’s available cash. The amount of available cash (as defined in WES’s partnership agreement) generally is all cash on hand at the end of the quarter, plus, at the discretion of WES GP, working capital borrowings made subsequent to the end of such quarter, less the amount of cash reserves established by WES GP to provide for the proper conduct of WES’s business, including reserves to fund future capital expenditures; to comply with applicable laws, debt instruments or other agreements; or to provide funds for distributions to WES unitholders and to WES GP for any one or more of the next four quarters. Working capital borrowings generally include borrowings made under a credit facility or similar financing arrangement. Working capital borrowings may only be those that, at the time of such borrowings, were intended to be repaid within 12 months. In all cases, working capital borrowings are used solely for working capital purposes or to fund distributions to partners.

WES Class C unit distributions. WES’s Class C units receive quarterly distributions at a rate equivalent to WES’s common units. The distributions are paid in the form of additional Class C units (“PIK Class C units”) until the earlier of (i) the consummation of the Merger (see Note 15) or (ii) March 1, 2020, unless WES elects to convert such units earlier or Anadarko extends the conversion date, and the Class C units are disregarded with respect to WES’s distributions of WES’s available cash until such event. The number of additional PIK Class C units to be issued in connection with a distribution payable on the Class C units is determined by dividing the corresponding distribution attributable to the Class C units by the volume-weighted-average price of WES’s common units for the ten days immediately preceding the payment date for the WES common unit distribution, less a 6% discount. WES records the PIK Class C unit distributions at fair value at the time of issuance. This Level 2 fair value measurement uses WES’s unit price as a significant input in the determination of the fair value. See Note 5 for further discussion of the WES Class C units.

4. PARTNERSHIP DISTRIBUTIONS (CONTINUED)

WES Series A Preferred unit distributions. As further described in Note 5, WES issued Series A Preferred units representing limited partner interests in WES to private investors in 2016. The Series A Preferred unitholders received quarterly distributions in cash equal to $0.68 per Series A Preferred unit, subject to certain adjustments. On March 1, 2017, 50% of the outstanding WES Series A Preferred units converted into WES common units on a one-for-one basis, and on May 2, 2017, all remaining WES Series A Preferred units converted into WES common units on a one-for-one basis. Such converted WES common units were entitled to distributions made to WES common unitholders with respect to the quarter during which the applicable conversion occurred and did not include a prorated WES Series A Preferred unit distribution. The following table summarizes the Series A Preferred unitholders’ cash distributions for the periods presented:

thousands except per-unit amounts Quarters Ended	Total Quarterly Distribution per Unit	Total Quarterly Cash Distribution	Date of Distribution
2016
March 31 (1)	$0.68	$1,887	May 2016
June 30 (2)	0.68	14,082	August 2016
September 30	0.68	14,907	November 2016
December 31	0.68	14,908	February 2017
2017
March 31	$0.68	$7,453	May 2017

(1)	Quarterly per unit distribution prorated for the 18-day period during which 14,030,611 WES Series A Preferred units were outstanding during the first quarter of 2016.

(2)
Full quarterly per unit distribution on 14,030,611 WES Series A Preferred units and quarterly per unit distribution prorated for the 77-day period during which 7,892,220 WES Series A Preferred units were outstanding during the second quarter of 2016.

WES’s general partner interest and incentive distribution rights. As of December 31, 2018, WES GP was entitled to 1.5% of all quarterly distributions that WES makes prior to its liquidation and, as the holder of the incentive distribution rights (“IDRs”), was entitled to incentive distributions at the maximum distribution sharing percentage of 48.0% for all periods presented, after the minimum quarterly distribution and the target distribution levels had been achieved. The maximum distribution sharing percentage of 49.5% does not include any distributions that WES GP may receive on common units that it may acquire.